Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Weighted-Average Assumptions for Benefit Obligations and Net Periodic Benefit Cost Table (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.62%	4.06%
Rates of increase in compensation levels	5.33%	5.36%	5.40%
Discount rate	3.62%	4.06%	4.62%
Long-term rate of return on plan assets	6.09%	6.12%	6.77%
Rates of increase in compensation levels	5.36%	5.40%	5.34%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.43%	3.75%	4.26%
Rates of increase in compensation levels	5.43%	5.46%	5.48%
Discount rate	3.75%	4.26%	5.00%
Rates of increase in compensation levels	5.46%	5.48%	5.41%